Note 5 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]

(5) Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31 are as follows:

	2015	2014	2013

Balance, Beginning of Year	$8,802,316	$11,805,986	$12,736,921

Provision for Loan Losses	865,500	1,308,000	4,485,000
Loans Charged Off	(2,083,347)	(5,104,491)	(6,227,716)
Recoveries of Loans Previously Charged Off	1,019,436	792,821	811,781

Balance, End of Year	$8,603,905	$8,802,316	$11,805,986

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2015	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$497,561	$(454,971)	$52,111	$760,663	$855,364
Agricultural	304,172	(5,000)	3,600	(99,681)	203,091

Real Estate
Commercial Construction	1,222,695	(97,698)	485,834	(920,065)	690,766
Residential Construction	138,092	-	-	(118,202)	19,890
Commercial	3,664,777	(275,297)	270,003	191,044	3,850,527
Residential	2,425,327	(929,668)	109,626	385,070	1,990,355
Farmland	103,800	(40,000)	20,000	827,892	911,692

Consumer and Other
Consumer	66,914	(255,062)	61,976	189,549	63,377
Other	378,978	(25,651)	16,286	(350,770)	18,843

	$8,802,316	$(2,083,347)	$1,019,436	$865,500	$8,603,905

2014

Commercial and Agricultural
Commercial	$1,017,073	$(624,944)	$76,002	$29,430	$497,561
Agricultural	293,886	-	2,700	7,586	304,172

Real Estate
Commercial Construction	1,782,179	(1,543,099)	485,005	498,610	1,222,695
Residential Construction	138,092	-	-	-	138,092
Commercial	4,379,276	(1,326,825)	90,042	522,284	3,664,777
Residential	3,278,269	(1,033,966)	31,127	149,897	2,425,327
Farmland	311,494	(233,580)	20,000	5,886	103,800

Consumer and Other
Consumer	243,253	(342,077)	72,477	93,261	66,914
Other	362,464	-	15,468	1,046	378,978

	$11,805,986	$(5,104,491)	$792,821	$1,308,000	$8,802,316

2013	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$981,021	$(120,690)	$55,829	$100,913	$1,017,073
Agricultural	296,175	(34,502)	6,200	26,013	293,886

Real Estate
Commercial Construction	1,890,200	(2,071,162)	253,459	1,709,682	1,782,179
Residential Construction	138,092	-	-	-	138,092
Commercial	5,162,839	(2,872,408)	297,984	1,790,861	4,379,276
Residential	3,405,947	(706,242)	64,583	513,981	3,278,269
Farmland	290,526	(20,977)	21,762	20,183	311,494

Consumer and Other
Consumer	227,774	(397,822)	93,520	319,781	243,253
Other	344,347	(3,913)	18,444	3,586	362,464

	$12,736,921	$(6,227,716)	$811,781	$4,485,000	$11,805,986

The loss history period used at December 31, 2015, 2014 and 2013 was based on the loss rate from the eight quarters ended September 30, 2015, 2014 and 2013, respectively.

The Company’s allowance for loan losses consists of specific valuation allowances established for probable losses on specific loans and historical valuation allowances for other loans with similar risk characteristics. Effective with the quarter ended June 30, 2015, the calculation of the amount needed in the Allowance for Loan Losses changed. Management determined that the segmentation method for the ASC 450-20 portion of the loan portfolio should be changed to bank call report categories. Prior to this change, the ASC 450-20 segmentation categorized loans by various non-owner occupied commercial real estate loan types and risk grades for the remainder of the ASC 450-20 portion of the portfolio. On the date of change, June 30, 2015, the change in methodology resulted in an increase to the calculated allowance for loan loss reserve of $1,621,424; however, no additional provisions were required to be recorded as a result of the change.

During 2014, management changed its methodology for calculating the allowance for loan losses to better reflect the estimated losses inherent in the portfolio.  Specific changes included:

●

Reducing the historical loss ratios by including loan loss recoveries in the calculation.  Previously, management included only the loan charge-off amount and did not consider the effect of subsequent recoveries.

●

Reducing the balance of those loans which are guaranteed by government agencies, such as SBA loans.  Previously, the entire balance of such loans was considered in the calculation of the general reserves; however, beginning in 2014, only the nonguaranteed portion of these loans is subject to the loss calculation.

Management feels these changes better align the calculation of the allowance for loan losses with the direction of the loan portfolio.  These changes did not result in a significant change to the recorded allowance for loan loss balance.

During the third quarter of 2013, management implemented a change to its methodology for calculating the allowance for loan losses. This change was intended to better reflect the current position of the loan portfolio. Prior to the third quarter, the allowance for loan loss calculation incorporated a qualitative factor related to improvements in credit administration. These improvements, which began in 2008, included organizational changes to credit administration, specifically related to managing past due loans, grading of loans, recognition of losses and underwriting of new loans. Primary among the organizational changes was the appointment of experienced lending officers to oversee the lending function, as well as the appointment of a chief credit officer. Management feels these organizational changes are now fully implemented, as evidenced by a lower charge-off rate and, therefore, the qualitative factor is no longer relevant. The removal of this qualitative factor did not result in a significant adjustment to the recorded allowance for loan loss balance.

The Company determines its individual reserves during its quarterly review of substandard loans. This process involves reviewing all loans with a risk grade of 6 or greater and an outstanding balance of $250,000 or more, regardless of the loans impairment classification. Effective March 31, 2013, management increased the dollar threshold of this review process from $50,000 to $250,000. The threshold change resulted in loans totaling $4.1 million at December 31, 2013 being removed from the individual impairment review process and being placed in the collective review process.

Since not all loans in the substandard category are considered impaired, this quarterly review process may result in the identification of specific reserves on nonimpaired loans. Management considers those loans graded substandard, but not classified as impaired, to be higher risk loans and, therefore, makes specific allocations to the allowance for those loans if warranted. The total of such loans is $11,155,813 and $9,356,253 as of December 31, 2015 and 2014, respectively. Specific allowance allocations were made for these loans totaling $276,731 and $747,982 as of December 31, 2015 and 2014, respectively. Since these loans are not considered impaired, both the loan balance and related specific allocation are included in the “Collectively Evaluated for Impairment” column of the following tables.

At December 31, 2015, impaired loans totaling $3,744,733 were below the $250,000 review threshold and were not individually reviewed for impairment. Those loans were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables. Likewise, at December 31, 2014 and 2013, impaired loans totaling $3,885,411 and $2,821,199, respectively, were below the $250,000 review threshold and were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balance			Ending Loan Balance
2015	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$94,538	$760,826	$855,364	$122,928	$47,658,761	$47,781,689
Agricultural	-	203,091	203,091	8,445	19,185,052	19,193,497

Real Estate
Commercial Construction	25,344	665,422	690,766	1,622,560	38,484,073	40,106,633
Residential Construction	-	19,890	19,890	-	9,413,263	9,413,263
Commercial	1,607,962	2,242,565	3,850,527	23,628,213	322,633,820	346,262,033
Residential	308,188	1,682,167	1,990,355	3,597,386	193,405,033	197,002,419
Farmland	37,386	874,306	911,692	1,402,939	60,376,920	61,779,859

Consumer and Other
Consumer	-	63,377	63,377	-	20,605,465	20,605,465
Other	-	18,843	18,843	-	16,490,737	16,490,737

Total End of Year Balance	$2,073,418	$6,530,487	$8,603,905	$30,382,471	$728,253,124	$758,635,595

	Ending Allowance Balance			Ending Loan Balance
2014	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$96,580	$400,981	$497,561	$96,580	$50,863,685	$50,960,265
Agricultural	-	304,172	304,172	-	16,689,444	16,689,444

Real Estate
Commercial Construction	53,947	1,168,748	1,222,695	3,384,377	47,874,593	51,258,970
Residential Construction	-	138,092	138,092	-	11,220,683	11,220,683
Commercial	456,941	3,207,836	3,664,777	21,693,061	310,537,786	332,230,847
Residential	414,684	2,010,643	2,425,327	7,559,965	196,192,655	203,752,620
Farmland	28,962	74,838	103,800	1,700,793	48,250,191	49,950,984

Consumer and Other
Consumer	-	66,914	66,914	-	22,820,314	22,820,314
Other	-	378,978	378,978	-	7,209,682	7,209,682

Total End of Year Balance	$1,051,114	$7,751,202	$8,802,316	$34,434,776	$711,659,033	$746,093,809

2013

Commercial and Agricultural
Commercial	$433,714	$583,359	$1,017,073	$1,542,058	$46,565,390	$48,107,448
Agricultural	-	293,886	293,886	-	10,665,938	10,665,938

Real Estate
Commercial Construction	830,546	951,633	1,782,179	7,971,298	44,767,485	52,738,783
Residential Construction	-	138,092	138,092	-	6,549,260	6,549,260
Commercial	423,685	3,955,591	4,379,276	24,757,942	317,025,596	341,783,538
Residential	526,005	2,752,264	3,278,269	6,545,490	199,712,437	206,257,927
Farmland	85,500	225,994	311,494	1,617,206	45,417,220	47,034,426

Consumer and Other
Consumer	-	243,253	243,253	-	25,675,560	25,675,560
Other	-	362,464	362,464	9,146	12,396,436	12,405,582

Total End of Year Balance	$2,299,450	$9,506,536	$11,805,986	$42,443,140	$708,775,322	$751,218,462